Condensed Statements of Operations (Parenthetical) - shares	Jun. 29, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 02, 2021
Common Stock, Shares, Subject to Forfeiture				825,000
Common Stock, Shares, Outstanding		38,427
Common Class B [Member]
Common Stock, Shares, Outstanding		6,250,000	6,250,000	5,750,000
Common Class B [Member] | Founder [Member]
Common Stock, Shares, Subject to Forfeiture		825,000		825,000
Stock Issued During Period, Shares, New Issues	575,000
Common Stock, Shares, Outstanding	6,325,000
Common Class B [Member] | Subsequent Event [Member] | Founder [Member]
Stock Issued During Period, Shares, New Issues	575,000
Common Stock, Shares, Outstanding	6,325,000
Common Class B [Member] | Subsequent Event [Member] | Over-Allotment Option [Member] | Founder [Member]
Common Stock, Shares, Subject to Forfeiture	825,000
Common Stock, Shares, Outstanding	825,000